Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 2,017,357	$ 2,120,159	$ 4,018,689	$ 4,210,545
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	503,557	523,535	1,002,041	1,067,495
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	298,015	308,689	600,544	628,424
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	522,181	458,119	994,749	886,149
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 693,604	$ 829,816	$ 1,421,355	$ 1,628,477